Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, liquidation preference per share	$ 1,000	$ 1,000	$ 1,000
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	2,106,233	2,008,689	1,700,414
Common stock, shares outstanding	2,106,233	2,008,689	1,700,414
Property and equipment, accumulated depreciation		$ 121,685	$ 114,875